Financial instruments - disclosures - Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	$ 55,718
Securities	211,348	$ 175,879
Cash collateral on securities borrowed	14,651	15,326
Securities purchased under resale agreements	80,184	69,213
Loans	533,239
Allowance for credit losses	(3,902)	(3,073)
Derivative instruments	33,243	43,035
Customers' liability under acceptances	10,816	11,574
Other assets	40,422
Total credit exposures	975,719	943,597
Subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	55,718
Securities	145,390
Cash collateral on securities borrowed	14,651
Securities purchased under resale agreements	80,184
Loans	529,535
Allowance for credit losses	(3,902)
Derivative instruments	33,243
Customers' liability under acceptances	10,816
Other assets	28,359
Total credit exposures	893,994	879,679
Subject to credit risk [member] | IRB approach [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	39,692
Securities	129,320
Cash collateral on securities borrowed	14,571
Securities purchased under resale agreements	80,184
Loans	467,047
Allowance for credit losses	(3,078)
Derivative instruments	33,243
Customers' liability under acceptances	10,574
Other assets	20,661
Total credit exposures	792,214	781,668
Subject to credit risk [member] | Standardized approach 1 [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	13,798
Securities	16,070
Cash collateral on securities borrowed	80
Loans	60,868
Allowance for credit losses	(824)
Customers' liability under acceptances	358
Other assets	465
Total credit exposures	90,815	86,056
Subject to credit risk [member] | Other credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	2,228
Loans	1,620
Customers' liability under acceptances	(116)
Other assets	7,233
Total credit exposures	10,965	11,955
Not subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Securities	65,958
Loans	3,704
Other assets	12,063
Total credit exposures	$ 81,725	$ 63,918